Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Montgomery Funds
Entity Central Index Key	0001409957
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000054090
Shareholder Report [Line Items]
Fund Name	Market Neutral Fund
Class Name	Investor Shares
Trading Symbol	VMNFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Market Neutral Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$91	1.81%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.81%	[1]
AssetsNet	$ 379,000,000
Holdings Count | Holding	501
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$379
Number of Portfolio Holdings	501
Portfolio Turnover Rate	59%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Sector	Long Portfolio	Short Portfolio
Communication Services	3.6%	3.7%
Consumer Discretionary	10.9%	10.6%
Consumer Staples	2.8%	3.3%
Energy	3.2%	3.0%
Financials	20.3%	20.4%
Health Care	11.3%	11.1%
Industrials	18.7%	18.8%
Information Technology	12.0%	11.6%
Materials	4.5%	4.4%
Real Estate	7.8%	7.8%
Utilities	2.9%	2.9%
Other Assets and Liabilities—Net	2.0%	2.4%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000054091
Shareholder Report [Line Items]
Fund Name	Market Neutral Fund
Class Name	Institutional Shares
Trading Symbol	VMNIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Market Neutral Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$88	1.75%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.75%	[2]
AssetsNet	$ 379,000,000
Holdings Count | Holding	501
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Fund Net Assets (in millions)	$379
Number of Portfolio Holdings	501
Portfolio Turnover Rate	59%

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of June 30, 2025)

Sector	Long Portfolio	Short Portfolio
Communication Services	3.6%	3.7%
Consumer Discretionary	10.9%	10.6%
Consumer Staples	2.8%	3.3%
Energy	3.2%	3.0%
Financials	20.3%	20.4%
Health Care	11.3%	11.1%
Industrials	18.7%	18.8%
Information Technology	12.0%	11.6%
Materials	4.5%	4.4%
Real Estate	7.8%	7.8%
Utilities	2.9%	2.9%
Other Assets and Liabilities—Net	2.0%	2.4%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.